UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04692
Emerging Markets Equities Fund, Inc.
(Exact name of registrant as specified in charter)

6455 Irvine Center Drive
Irvine, California 92618
(Address of principal executive offices)

Gregory F. Niland
5300

Robin

Hood

Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
June 30
Date of reporting period:
June 30, 2025
ITEM 1 - Reports to Stockholders

ANNUAL SHAREHOLDER REPORT
Emerging Markets Equities Fund
(formerly Emerging Markets Growth Fund)
Class M
| EMRGX
for the year ended June 30, 2025
This annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/EMEF-M-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 75	0.69%
Management's discussion of fund performance
The fund’s Class M shares gained 18.55% for the year
ended
June 30, 2025. That result compares with a 15.29% gain for the MSCI Emerging Markets Index. For information on returns for additional periods
, including the fund lifetime, please refer to
capitalgroup.com/EMEF-M
.
What factors influenced results
During the fund’s fiscal year, emerging market equities saw double-digit returns, driven by a weakening U.S. dollar, cooling inflation and stability in key economies. China’s stock market
posted robust gains, fueled by government stimulus and a modest rise in exports, despite tariff uncertainty. Indian markets remained resilient despite foreign investor outflows, weakening corporate earnings and escalating geopolitical tensions. Taiwan benefited from strong artificial intelligence-driven tech demand and inventory stocking by foreign firms in anticipation of U.S. tariff hikes.
The fund benefited from strong stock selection, with holdings in health care, financials, communication services and industrials seeing the most robust positive returns. Holdings in information technology and consumer discretionary were also positive, though below the portfolio’s overall return. From a country perspective, China, Brazil and Taiwan contributed meaningfully to absolute returns.
Conversely, investments in the energy, utilities and consumer staples sectors were the notable detractors to overall results. The fund’s holdings in the real estate and materials sectors also saw negative returns. Holdings in India and Korea had positive returns but lagged those of the overall fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	10 years
Emerging Markets Equities Fund — Class M *	18.55%	4.60%	4.87%
MSCI Emerging Markets Index †	15.29%	6.81%	4.81%
Emerging Markets Equity Historical Benchmark Index †	14.33%	7.62%	4.95%
MSCI Emerging Markets IMI Index †	14.28%	7.61%	4.95%
Effective June 2, 2025, the fund’s primary benchmark changed from the Emerging Markets Equity Historical Benchmark Index (formerly known as the MSCI Emerging Markets Investable Market Index (IMI) (linked index)) (the “Previous Primary Benchmark”) to the MSCI Emerging Markets Index, a broad-based index that represents the overall applicable securities market, as required by the U.S.
Securities
and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe over the fund’s lifetime. There is no change in the fund’s investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown
is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	122
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	57%
Portfolio holdings by se
cto
r
(percent of net assets)
Material
fun
d changes
This is a summary of certain changes to the fund since July 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2025 at
capitalgroup.com/EMEF-M-literature
or upon request at
(800) 421-4225.
Effective June 2, 2025, the fund name is
Emerging
Markets Equities Fund, Inc.
Availability of additional informa
tio
n
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded
, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFMXARX-015-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Emerging Markets Equities Fund
(formerly Emerging Markets Growth Fund)
Class F-2
| EMEEX
for the period ended June 30, 2025
This annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from June 2, 2025, commencement of operations, to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/EMEF-F2-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the period?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 8 *	0.96% †
*
Based on operations for the period from June 2, 2025 to June
30
, 2025. Expenses for the full
year
would be higher.
†
Annualized.
Management's discussion of fund performance
The fund’s Class F-2 shares gained 5.38% for the
period
from June 2, 2025 to June 30, 2025. That result compares with a 6.34% gain for the MSCI Emerging
Markets
Index.
What factors influenced results
During the fund’s fiscal year, emerging market equities saw double-digit returns, driven by a weakening U.S. dollar, cooling inflation and stability in key economies. China’s stock market posted robust gains, fueled by government stimulus and a modest rise in exports, despite tariff uncertainty. Indian markets remained resilient despite foreign investor outflows, weakening corporate earnings and escalating geopolitical tensions. Taiwan benefited from strong artificial intelligence-driven tech demand and inventory stocking by foreign firms in anticipation of U.S. tariff hikes.
The fund benefited from strong stock selection, with holdings in health care, financials, communication services and industrials seeing the most robust positive returns. Holdings in information technology
and
consumer discretionary were also positive, though below the portfolio’s overall return. From a country perspective, China, Brazil and Taiwan contributed meaningfully to absolute returns.
Conversely, investments in the energy, utilities and consumer staples sectors were the notable detractors to overall results. The fund’s holdings in the real estate and materials sectors also saw negative returns. Holdings in India and Korea had positive returns but lagged those of the overall fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
Since inception 1
Emerging Markets Equities Fund — Class F-2 2	5.38%
MSCI Emerging Markets Index 3	6.34%
Emerging Markets Equity Historical Benchmark Index 3	6.34%
MSCI Emerging Markets IMI Index 3	6.27%
Effective June 2, 2025, the fund’s primary benchmark changed from the Emerging Markets Equity Historical Benchmark Index (formerly known as the MSCI Emerging Markets Investable Market Index (IMI) (linked index)) (the “Previous Primary Benchmark”) to the MSCI Emerging Markets Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe over the fund’s lifetime. There is no change in the fund’s investment strategies as a result of the benchmark change.
1
Class F-2 shares were first offered on June 2, 2025.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	122
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	57%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since July 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2025 at
capitalgroup.com/EMEF-F2-literature
or upon request at (800) 421-4225.
Effective June 2, 2025, the fund name is Emerging
Markets
Equities Fund, Inc.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus
, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, onl
y one c
opy
of
most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically b
e effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2ARX-015-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Emerging Markets Equities Fund
(formerly Emerging Markets Growth Fund)
Class F-3
| EMGEX
for the year ended June 30, 2025
This annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/EMEF-F3-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the last year?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 80	0.73%
Management's discussion of fund performance
The fund’s Class F-3 shares gained 18.60% for the year ended June 30, 2025. That result
compares with a 15.29% gain for the MSCI Emerging Markets Index. For information on returns
for
additional
periods,
including
the fund lifetime, please refer to
capitalgroup.com/EMEF-F3
.
What factors influenced results
During the fund’s fiscal year, emerging market equities saw double-digit returns, driven by a weakening U.S. dollar, cooling inflation and stability in key economies. China’s stock market posted robust gains, fueled by government stimulus
and a modest rise in exports, despite tariff uncertainty. Indian markets remained resilient despite foreign investor outflows, weakening corporate earnings
and escalating geopolitical tensions. Taiwan benefited from strong artificial intelligence-driven tech demand and inventory stocking by foreign firms in anticipation of U.S. tariff hikes.
The fund benefited from strong stock selection, with holdings in health care, financials, communication services and industrials seeing the most robust positive returns. Holdings in information technology and consumer discretionary were also positive, though below the portfolio’s overall return. From a country perspective, China, Brazil and Taiwan contributed meaningfully to absolute returns.
Conversely, investments in the energy, utilities and consumer staples sectors were the notable detractors to overall results. The fund’s holdings in the real estate and materials sectors also saw negative returns. Holdings in India and Korea had positive returns but lagged those of the overall fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Emerging Markets Equities Fund — Class F-3 2	18.60%	4.56%	4.03%
MSCI Emerging Markets Index 3	15.29%	6.81%	3.94%
Emerging Markets Equity Historical Benchmark Index 3	14.33%	7.62%	4.27%
MSCI Emerging Markets IMI Index 3	14.28%	7.61%	4.26%
Effective June 2, 2025, the fund’s primary benchmark changed from the Emerging Markets Equity Historical Benchmark Index (formerly known as the MSCI Emerging Markets Investable Market Index (IMI) (linked index)) (the “Previous Primary Benchmark”) to the MSCI Emerging Markets Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe over the fund’s lifetime. There is no change in the fund’s investment strategies as a result of the benchmark change.
1
Class F-3 shares were first offered on September 1, 2017.
2
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	122
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	57%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since July 1, 2024. For more complete information, you may review the fund’s next prospectus
, which we expect to be available by September 1, 2025 at
capitalgroup.com/EMEF-F3-literature
or upon request at (800) 421-4225.
Effective June 2, 2025, the fund name
is
Emerging Markets
Equities
Fund, Inc.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Ca
pital Group or your
fin
anci
al
intermediary.
Lit. No. MFF3ARX-015-0825 © 2025 Capital Group. All rights reserved.

ANNUAL SHAREHOLDER REPORT
Emerging Markets Equities Fund
(formerly Emerging Markets Growth Fund)
Class R-6
| REFGX
for the year ended June 30, 2025
This annual shareholder report contains important information about Emerging Markets Equities Fund (the "fund") for the period from July 1, 2024 to June 30, 2025. You can find additional information about the fund at
capitalgroup.com/EMEF-R6-literature
. You can also request this information by contacting us at
(800) 421-4225
.
This report describes changes to the fund that occurred during the reporting period.
What were the fund costs for the l
a
st year?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 81	0.74%
Management's discussion of fund performance
The fund’s Class R-6 shares gained 18.61% for the year ended June 30, 2025. That result compares with a 15.29% gain for the MSCI Emerging Markets Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/EMEF-R6
.
What factors influenced results
During the fund’s fiscal year, emerging market equities saw double-digit returns, driven by a weakening U.S. dollar, cooling inflation and stability in key economies. China’s stock market posted robust gains, fueled by government stimulus and a modest rise in exports, despite tariff uncertainty. Indian markets remained resilient despite foreign investor outflows, weakening corporate earnings and escalating geopolitical tensions. Taiwan benefited from strong artificial intelligence-driven tech demand and inventory stocking by foreign firms in anticipation of U.S. tariff hikes.
The fund benefited from strong stock selection, with holdings in health care, financials, communication services and industrials seeing the most robust positive returns. Holdings in information technology and consumer discretionary were also positive, though below the portfolio’s overall return. From a country perspective, China, Brazil and Taiwan contributed meaningfully to absolute returns.
Conversely, investments in the energy, utilities and consumer staples sectors were the notable detractors to overall results. The fund’s holdings in the real estate and materials sectors also saw negative returns. Holdings in India and Korea had positive returns but lagged those of the overall fund.
How a hypothetical $10,000 investment has grown
Figures assume reinvestment of dividends and capital gains.

Average annual total returns
	1 year	5 years	Since inception 1
Emerging Markets Equities Fund — Class R-6 2	18.61%	4.53%	4.00%
MSCI Emerging Markets Index 3	15.29%	6.81%	3.94%
Emerging Markets Equity Historical Benchmark Index 3	14.33%	7.62%	4.27%
MSCI Emerging Markets IMI Index 3	14.28%	7.61%	4.26%
Effective June 2, 2025, the fund’s primary benchmark changed from the Emerging Markets Equity Historical Benchmark Index (formerly known as the MSCI Emerging Markets Investable Market Index (IMI) (linked index)) (the “Previous Primary Benchmark”) to the MSCI Emerging Markets Index, a broad-based index that represents the overall applicable securities market, as required by the U.S. Securities and Exchange Commission (“SEC”). The Previous Primary Benchmark provides a means to compare the fund’s results to a benchmark that the investment adviser believes is more representative of the fund’s investment universe over the fund’s lifetime. There is no change in the fund’s investment strategies as a result of the benchmark change.
1
Class R-6 shares were first offered on September 1, 2017.
2
Investment results as
su
me all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
3
Results assume all distributions are reinvested. Any
market
index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
The fund’s past performance is not a predictor of its future performance.
The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Key fund statistics
Fund net assets (in millions)	$ 574
Total number of portfolio holdings	122
Total advisory fees paid (in millions)	$ 7
Portfolio turnover rate	57%
Portfolio holdings by sector
(percent of net assets)
Material fund changes
This is a summary of certain changes to the fund since July 1, 2024. For more complete information, you may review the fund’s next prospectus, which we expect to be available by September 1, 2025 at
capitalgroup.com/EMEF-R6-literature
or upon request at (800) 421-4225.
Effective June 2, 2025, the fund name is Emerging
Markets
Equities Fund, Inc.
Availability of additional informat
ion
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included
at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with m ultiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6ARX-015-0825 © 2025 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge at https://www.capitalgroup.com/individual/pdf/shareholder/cg_code_of_ethics.pdf.

ITEM 3 - Audit Committee Financial Expert

The Registrant's board has determined that John G. Freund, a member of the Registrant's audit committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant1	(a) Audit Fees	(b) Audit-Related Fees	(c) Tax Fees	(d) All Other Fees
June 30, 2025	136,000	None	9,000	None
June 30, 2024	132,000	None	9,000	None
Adviser and Affiliates2
June 30, 2025	Not Applicable	None	None	None
June 30, 2024	Not Applicable	None	None	None
Registrant, Adviser and Affiliates3	(g) Aggregate
non-audit fees
June 30, 2025	9,000
June 30, 2024	9,000

1The audit fees represents fees billed for professional services rendered for the audit and review of the Registrant's annual financial statements. The audit-related fees represents fees billed for assurance and related services that are reasonably related to the performance of the audit or review of the Registrant's financial statements, but not reported under "audit fees". The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns. The other fees represents fees, if any, billed for other products and services rendered by the principal accountant to the Registrant other than those reported under the "audit fees", "audit-related fees", and "tax fees".

2This includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below. The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 18 issued by the American Institute of Certified Public Accountants. The tax fees consist of consulting services relating to the Registrant’s investments. The other fees consist of subscription services related to an accounting research tool.

3Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

(e1)(e2)(h) All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre- approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

(f)Not applicable.

(i)Not applicable.

(j)Not applicable.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Emerging Markets Equities Fund
(formerly Emerging Markets Growth Fund)
Financial Statements and Other Information
N-CSR Items 7-11
for the year ended June 30, 2025
Lit. No. MFGEFP4-015-0825 © 2025 Capital Group. All rights reserved.

Investment portfolio June 30, 2025

Common stocks 95.64%	Shares	Value (000)
Asia-Pacific 75.44%
China 27.14%
Alibaba Group Holding, Ltd.	661,900	$9,258
Anhui Conch Cement Co., Ltd., Class H	1,666,129	4,236
BeOne Medicines, Ltd. (ADR) (a)	24,438	5,916
BYD Co., Ltd., Class A	86,876	4,024
BYD Co., Ltd., Class H	270,000	4,213
China Merchants Bank Co., Ltd., Class H	794,500	5,551
China Resources Land, Ltd.	1,217,000	4,124
Chongqing Brewery Co., Ltd., Class A	520,443	4,002
Duality Biotherapeutics, Inc. (a)	115,300	3,475
H World Group, Ltd. (ADR)	41,486	1,407
Haitian International Holdings, Ltd.	703,000	1,827
Industrial and Commercial Bank of China, Ltd., Class H	2,820,000	2,235
Innovent Biologics, Inc. (a)	783,400	7,824
Jiangsu Hengli Hydraulic Co., Ltd., Class A	433,500	4,356
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	727,570	5,270
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H (a)	31,200	214
Kanzhun, Ltd., Class A (ADR) (a)	187,420	3,344
Kweichow Moutai Co., Ltd., Class A	10,000	1,967
Legend Biotech Corp. (ADR) (a)	24,563	872
Meituan, Class B (a)	543,568	8,676
Midea Group Co., Ltd., Class A	335,437	3,380
NetEase, Inc.	541,900	14,566
NetEase, Inc. (ADR)	30,327	4,081
PDD Holdings, Inc. (ADR) (a)	51,015	5,339
People’s Insurance Company (Group) of China, Ltd. (The), Class H	937,000	713
PICC Property and Casualty Co., Ltd., Class H	3,572,000	6,917
Shenzhen Inovance Technology Co., Ltd., Class A	1,001,577	9,025
Tencent Holdings, Ltd.	434,365	27,833
Tsingtao Brewery Co., Ltd., Class H	164,000	1,071
		155,716

Hong Kong 0.89%
AIA Group, Ltd.	496,800	4,455
Techtronic Industries Co., Ltd.	59,500	654
		5,109

India 18.78%
360 ONE WAM, Ltd.	265,443	3,697
Bharti Airtel, Ltd.	103,043	2,415
BSE, Ltd.	104,868	3,387
Central Depository Services (India), Ltd.	78,001	1,632
Cholamandalam Investment and Finance Co., Ltd.	445,442	8,456
Coforge, Ltd.	362,245	8,129
Eternal, Ltd. (a)	756,052	2,329
FSN E-Commerce Ventures, Ltd. (a)	464,411	1,128
Godrej Consumer Products, Ltd.	207,357	2,849
HCL Technologies, Ltd.	219,652	4,427
HDFC Bank, Ltd.	45,188	1,055
Hexaware Technologies, Ltd.	124,293	1,233
ICICI Bank, Ltd.	406,316	6,850
Kotak Mahindra Bank, Ltd.	582,128	14,686
Larsen & Toubro, Ltd.	27,467	1,175
MakeMyTrip, Ltd. (a)	73,530	7,207
Mankind Pharma, Ltd. (a)	266,662	7,213
Maruti Suzuki India, Ltd.	29,277	4,233
Max Healthcare Institute, Ltd.	497,543	7,403
Shriram Finance, Ltd.	87,244	719
Tata Consultancy Services, Ltd.	144,137	5,819
Tube Investments of India, Ltd.	47,607	1,726

Emerging Markets Equities Fund	1

Common stocks (continued)	Shares	Value (000)
Asia-Pacific (continued)
India (continued)
TVS Motor Co., Ltd.	145,392	$4,947
United Spirits, Ltd.	224,252	3,734
Varun Beverages, Ltd.	246,651	1,316
		107,765

Indonesia 2.54%
Bank Central Asia Tbk PT	10,340,909	5,525
Bank Mandiri (Persero) Tbk PT	7,431,700	2,234
Indosat Tbk PT	22,759,100	2,930
PT Bank Syariah Indonesia Tbk	10,714,500	1,703
Sumber Alfaria Trijaya Tbk PT	5,035,704	741
Telkom Indonesia (Persero) Tbk PT, Class B	8,433,400	1,444
		14,577

Philippines 1.20%
BDO Unibank, Inc.	1,008,170	2,735
International Container Terminal Services, Inc.	564,989	4,122
		6,857

South Korea 10.08%
Coupang, Inc., Class A (a)	351,873	10,542
Hana Financial Group, Inc.	175,240	11,206
KB Financial Group, Inc.	39,966	3,284
KT Corp.	29,194	1,205
KT Corp. (ADR)	259,262	5,387
Samsung Electronics Co., Ltd.	214,214	9,492
SK hynix, Inc.	77,237	16,711
		57,827

Taiwan 14.02%
Advantech Co., Ltd.	206,000	2,398
AirTAC International Group	209,904	6,259
LITE-ON Technology Corp.	917,000	3,469
MediaTek, Inc.	183,042	7,832
Nien Made Enterprise Co., Ltd.	142,000	1,981
SINBON Electronics Co., Ltd.	76,000	568
Taiwan Semiconductor Manufacturing Co., Ltd.	1,582,430	57,421
Voltronic Power Technology Corp.	12,000	517
		80,445

Thailand 0.19%
Kasikornbank PCL, foreign registered shares	233,500	1,105

Vietnam 0.60%
Asia Commercial Joint Stock Bank	4,227,106	3,447
Total Asia-Pacific		432,848
Latin America 10.96%
Brazil 7.04%
B3 SA - Brasil, Bolsa, Balcao	833,930	2,238
Banco BTG Pactual SA, units	1,005,292	7,818
Estre Ambiental, Inc. (a)(b)(c)	591,120	— (d)
Motiva Infraestrutura de Mobilidade SA	3,391,997	8,609
Multiplan Empreendimentos Imobiliarios SA	342,811	1,717
Nu Holdings, Ltd., Class A (a)	157,020	2,154
Petroleo Brasileiro SA (Petrobras) (ADR), ordinary nominative shares	95,534	1,195

2	Emerging Markets Equities Fund

Common stocks (continued)	Shares	Value (000)
Latin America (continued)
Brazil (continued)
Rede D’Or Sao Luiz SA	587,829	$3,832
Rumo SA	2,188,609	7,465
TIM SA	1,327,188	5,386
		40,414

Mexico 3.92%
America Movil, SAB de CV, Class B (ADR)	234,796	4,212
BBB Foods, Inc., Class A (a)	157,392	4,369
Coca-Cola FEMSA, SAB de CV (ADR)	12,405	1,200
Corp. Inmobiliaria Vesta, SAB de CV	434,332	1,194
Grupo Aeroportuario del Pacifico, SAB de CV, Class B	95,950	2,202
Grupo Financiero Banorte, SAB de CV, Series O	928,215	8,485
Prologis Property Mexico, SA de CV, REIT	219,240	829
		22,491
Total Latin America		62,905
Eastern Europe and Middle East 6.00%
Greece 0.44%
National Bank of Greece SA	197,717	2,522

Kazakhstan 1.01%
Halyk Savings Bank of Kazakhstan OJSC (GDR) (c)	163,575	4,016
Kaspi.kz JSC (ADR)	20,631	1,751
		5,767

Russian Federation 0.00%
Alrosa PJSC (b)	12,604	— (d)
Baring Vostok Capital Fund IV Supplemental Fund, LP (a)(b)(e)(f)(g)	43,189,450	— (d)
Baring Vostok Private Equity Fund IV, LP (a)(b)(e)(f)(g)	23,604,516	— (d)
Rosneft Oil Co. PJSC (b)	570,845	— (d)
Sberbank of Russia PJSC (b)	11,761,726	— (d)
		— (d)

Saudi Arabia 0.94%
Al Rajhi Banking and Investment Corp., non-registered shares	212,573	5,362

Slovenia 0.42%
Nova Ljubljanska Banka dd (GDR)	68,579	2,424

Turkey 0.36%
Akbank TAS	1,200,000	2,056

United Arab Emirates 2.83%
Abu Dhabi Commercial Bank PJSC	21,117	77
Abu Dhabi Islamic Bank PJSC	1,198,107	7,014
Adnoc Gas PLC	4,669,197	4,348
Emaar Properties PJSC	1,302,654	4,824
		16,263
Total Eastern Europe and Middle East		34,394
Other markets 2.11%
United Kingdom 0.00%
Sedibelo Platinum Mines, Ltd. (a)(b)	17,665,800	— (d)

Emerging Markets Equities Fund	3

Common stocks (continued)	Shares	Value (000)
Other markets (continued)

United States 2.11%
Genpact, Ltd.	49,895	$2,196
Globant SA (a)	16,778	1,524
MercadoLibre, Inc. (a)	3,217	8,408
		12,128
Total Other markets		12,128
Africa 1.13%
South Africa 1.13%
Capitec Bank Holdings, Ltd.	1,531	307
Discovery, Ltd.	122,968	1,492
MTN Group, Ltd.	584,755	4,652
		6,451
Total common stocks (cost: $452,075,000)		548,726
Preferred securities 0.04%
Asia-Pacific 0.04%
South Korea 0.04%
Samsung Electronics Co., Ltd., nonvoting preferred shares	6,366	233
Total preferred securities (cost: $260,000)		233
Short-term securities 4.17%
Money market investments 4.17%
Capital Group Central Cash Fund 4.35% (h)(i)	239,277	23,928
Total short-term securities (cost: $23,925,000)		23,928
Total investment securities 99.85% (cost: $476,260,000)		572,887
Other assets less liabilities 0.15%		886
Net assets 100.00%		$573,773
Investments in affiliates (i)

	Value at 7/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2025 (000)	Dividend or interest income (000)
Short-term securities 4.17%
Money market investments 4.17%
Capital Group Central Cash Fund 4.35% (h)	$36,179	$463,861	$476,139	$24	$3	$23,928	$1,960
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 4.35% (h)	—	— (j)				—	— (k)
Total 4.17%				$24	$3	$23,928	$1,960
Restricted securities (g)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Baring Vostok Capital Fund IV Supplemental Fund, LP (a)(b)(e)(f)	10/8/2007-8/29/2019	$25,045	$— (d)	0.00%(l)
Baring Vostok Private Equity Fund IV, LP (a)(b)(e)(f)	4/25/2007-12/28/2020	11,441	— (d)	0.00 (l)
Total		$36,486	$— (d)	0.00%(l)

4	Emerging Markets Equities Fund

(a)	Security did not produce income during the last 12 months.
(b)	Value determined using significant unobservable inputs.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,016,000, which represented
0.70% of the net assets of the fund.

(d)	Amount less than one thousand.
(e)
Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund’s performance. For private equity funds structured as limited partnerships, shares are not applicable and therefore the fund’s interest in the partnership is reported.

(f)
Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

(g)
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was less than $1,000, which represented less than 0.01% of the net assets of the fund.

(h)	Rate represents the seven-day yield at 6/30/2025.
(i)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(j)	Represents net activity. Refer to Note 5 for more information on securities lending.
(k)	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.
(l)	Amount less than 0.01%.

Key to abbreviation(s)
ADR = American Depositary Receipts
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
Refer to the notes to financial statements.

Emerging Markets Equities Fund	5

Financial statements
Statement of assets and liabilities at June 30, 2025

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $452,335)	$548,959
Affiliated issuers (cost: $23,925)	23,928	$572,887
Cash		68
Cash denominated in currencies other than U.S. dollars (cost: $316)		323
Receivables for:
Sales of investments	2,091
Sales of fund’s shares	24
Dividends	2,323
Other	153	4,591
		577,869
Liabilities:
Payables for:
Purchases of investments	493
Repurchases of fund’s shares	62
Investment advisory services	285
Services provided by related parties	3
Directors’ deferred compensation	489
Non-U.S. taxes	2,659
Other	105	4,096
Commitments and contingencies*
Net assets at June 30, 2025		$573,773
Net assets consist of:
Capital paid in on shares of capital stock		$449,948
Total distributable earnings (accumulated loss)		123,825
Net assets at June 30, 2025		$573,773
*
Refer to Note 5 for further information on unfunded commitments.

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock — 2,000,000 shares,
$.01 par value (73,009 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class M	$444,216	56,470	$7.87
Class F-2	10	1	7.83
Class F-3	129,527	16,536	7.83
Class R-6	20	2	7.90

Refer to the notes to financial statements.

6	Emerging Markets Equities Fund

Financial statements (continued)
Statement of operations for the year ended June 30, 2025

(dollars in thousands)
Investment income:
Income:
Dividends (net of non-U.S. taxes of $2,833; also includes $1,960 from affiliates)	$25,425
Securities lending income (net of fees)	112
Interest from unaffiliated issuers	41	$25,578
Fees and expenses*:
Investment advisory services	7,453
Transfer agent services	10
Administrative services	35
Reports to shareholders	27
Registration statement and prospectus	62
Directors’ compensation	75
Auditing and legal	195
Custodian	480
State and local taxes	1
Other	28	8,366
Net investment income		17,212
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $9,201):
Unaffiliated issuers	151,397
Affiliated issuers	24
In-kind redemptions	97,055
Currency transactions	212	248,688
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $2,548):
Unaffiliated issuers	(105,312)
Affiliated issuers	3
Currency translations	302	(105,007)
Net realized gain (loss) and unrealized appreciation (depreciation)		143,681
Net increase (decrease) in net assets resulting from operations		$160,893
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

Emerging Markets Equities Fund	7

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Year ended June 30,
	2025	2024

Operations:
Net investment income	$17,212	$24,898
Net realized gain (loss)	248,688	(64,150)
Net unrealized appreciation (depreciation)	(105,007)	64,347
Net increase (decrease) in net assets resulting from operations	160,893	25,095
Distributions paid to shareholders	(19,151)	(20,225)
Net capital share transactions	(940,713)	(151,144)
Total increase (decrease) in net assets	(798,971)	(146,274)
Net assets:
Beginning of year	1,372,744	1,519,018
End of year	$573,773	$1,372,744
Refer to the notes to financial statements.

8	Emerging Markets Equities Fund

Notes to financial statements
1. Organization

Emerging Markets Equities Fund, Inc. (formerly Emerging Markets Growth Fund, Inc.) (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks long-term growth of capital.
The fund has four share classes consisting of three retail share classes (Classes M, F-2 and F-3), and one retirement plan share class (Class R-6). The retirement plan share class is generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes M*, F2 and F-3	None	None	None
Class R-6	None	None	None
*
Class M shares of the fund are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Operating segments — The fund represents a single operating segment as the operating results of the fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the fund’s Principal Executive Officer and Principal Financial Officer, serves as the fund’s chief operating decision maker (“CODM”), who act in accordance with Board of Trustee reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess the fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

Emerging Markets Equities Fund	9

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains or losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.
New accounting pronouncements — In December 2023, the FASB issued Accounting Standards Update 2023-09 (“the ASU”), Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosures, including disclosure of income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the ASU and its impact to the financial statements.
3. Valuation

Capital International, Inc. ("CIInc"), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

10	Emerging Markets Equities Fund

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of June 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Asia-Pacific	$432,848	$—	$—	$432,848
Latin America	62,905	—	— *	62,905
Eastern Europe and Middle East	34,394	—	— *	34,394
Other markets	12,128	—	— *	12,128
Africa	6,451	—	—	6,451
Preferred securities	233	—	—	233
Short-term securities	23,928	—	—	23,928
Total	$572,887	$—	$— *	$572,887
*
Amount less than one thousand.
4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline – sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.

Emerging Markets Equities Fund	11

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies  related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S. or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in developing countries.
Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in developing countries may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in developed countries are subject. The fund’s rights with respect to its investments in developing countries, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, developing countries are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Exposure to country, region, industry or sector — Subject to the fund’s investment limitations, the fund may have significant exposure to a particular country, region, industry or sector. Such exposure may cause the fund to be more impacted by risks relating to and developments affecting the country, region, industry or sector, and thus its net asset value may be more volatile, than a fund without such levels of exposure. For example, if the fund has significant exposure in a particular country, then social, economic, regulatory or other issues that negatively affect that country may have a greater impact on the fund than on a fund that is more geographically diversified.
Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

12	Emerging Markets Equities Fund

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies, particularly during times of market turmoil.
Investing in depositary receipts — Depositary receipts are securities that evidence ownership interests in, and represent the right to receive, a security or a pool of securities that have been deposited with a bank or trust depository. Such securities may be less liquid or may trade at a lower price than the underlying securities of the issuer. Additionally, receipt of corporate information about the underlying issuer and proxy disclosure may not be timely and there may not be a correlation between such information and the market value of the depositary receipts.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.
Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.
The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.
As of June 30, 2025, the fund did not have any securities out on loan.
Unfunded commitments — The fund invests in private equity funds that involve unfunded capital commitments, which obligate the fund to meet capital calls in the future. Payment would be made when a capital call is requested. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing of such capital calls cannot readily be determined. As of June 30, 2025, the fund’s maximum potential exposure from the unfunded commitment was $3,366,000, which would represent .59% of the net assets of the fund should such commitment become due.
6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the year ended June 30, 2025, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year, the fund did not incur any significant interest or penalties.

Emerging Markets Equities Fund	13

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years ("EU reclaims"). These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
During the year ended June 30, 2025, the fund reclassified $155,529,000 from total distributable earnings to capital paid in on shares of beneficial interest to align financial reporting with tax reporting. The fund also utilized capital loss carryforward of $101,172,000.
As of June 30, 2025, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$230,339
Gross unrealized depreciation on investments	(103,636)
Net unrealized appreciation (depreciation) on investments	126,703
Cost of investments	446,184
Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):
	Year ended June 30,
Share class	2025	2024
Class M	$17,322	$18,848
Class F-2*	—	—
Class F-3	1,829	1,377
Class R-6	— †	— †
Total	$19,151	$20,225
*
Class F-2 shares began investment operations on June 2, 2025.
†
Amount less than one thousand.
7. Fees and transactions with related parties

CIInc is the fund’s investment adviser. Capital Client Group, Inc. (“CCG”), the fund’s principal underwriter, and American Funds Service Company® (“AFS”), the fund’s transfer agent are affiliated with CIInc. CIInc, CCG and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CIInc that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.618% on the first $15 billion of daily net assets and decreasing to 0.520% on such assets in excess of $20 billion. For the year ended June 30, 2025, the investment advisory services fees were $7,453,000, which were equivalent to an annualized rate of 0.618% of average daily net assets.
Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — Capital Client Group, Inc. (“CCG”), an affiliate of CIInc, is the principal underwriter of the fund’s shares. CCG does not receive any compensation related to the sale of shares of the fund.

14	Emerging Markets Equities Fund

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The fund has an administrative services agreement with CIInc under which the fund compensates CIInc for providing administrative services to Class F-2, F-3 and R-6 shares. Administrative services are provided by CIInc and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to Class F-2, F-3 and R-6 shares. Currently the fund pays CIInc an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to Class F-2, F-3 and R-6 shares for CIInc’s provision of administrative services.
For the year ended June 30, 2025, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Transfer agent services	Administrative services
Class M	$8	$—
Class F-2*	— †	— †
Class F-3	2	35
Class R-6	— †	— †

Total class-specific expenses	$10	$35
*
Class F-2 shares began investment operations on June 2, 2025.
†
Amount less than one thousand.
Directors’ deferred compensation — Directors who were unaffiliated with CIInc may have elected to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $75,000 in the fund’s statement of operations reflects $5,000 in current fees and a net increase of $70,000 in the value of the deferred amounts.
Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CIInc, CCG and AFS. No affiliated officers or directors received any compensation directly from the fund.
Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by Capital Research and Management Company (“CRMC“), an affiliate of CIInc. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.
Security transactions with related funds — The fund purchased investment securities from, and sold investment securities to, other funds managed by CIInc (or funds managed by certain affiliates of CIInc) under procedures adopted by the fund’s board of directors. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common directors and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the year ended June 30, 2025, the fund engaged in such purchase and sale transactions with related funds in the amounts of $5,627,000 and $17,620,000, respectively, which generated $6,073,000 of net realized gains from such sales.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CIInc-managed funds (or funds managed by certain affiliates of CIInc), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the year ended June 30, 2025.

Emerging Markets Equities Fund	15

8. Committed line of credit

The fund participates with certain CIInc affiliates in a $1.5 billion credit facility (the “line of credit”) to be utilized for temporary purposes to support shareholder redemptions. The fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which are reflected in other expenses in the fund’s statement of operations. The fund did not borrow on this line of credit at any time during the year ended June 30, 2025.
9. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
10. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):
	Sales[1]		Reinvestments of distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended June 30, 2025
Class M	$11,424	1,536	$5,021	743	$(971,041)	(134,775)	$(954,596)	(132,496)
Class F-2[2]	10	1	—	—	—	—	10	1
Class F-3	39,925	5,515	1,827	271	(27,887)	(4,069)	13,865	1,717
Class R-6	8	— [3]	— [3]	— [3]	— [3]	— [3]	8	— [3]
Total net increase (decrease)	$51,367	7,052	$6,848	1,014	$(998,928)	(138,844)	$(940,713)	(130,778)

Year ended June 30, 2024
Class M	$17,163	2,613	$5,383	829	$(181,370)	(28,536)	$(158,824)	(25,094)
Class F-3	27,627	4,258	1,377	213	(21,325)	(3,265)	7,679	1,206
Class R-6	1	1	— [3]	— [3]	— [3]	— [3]	1	1
Total net increase (decrease)	$44,791	6,872	$6,760	1,042	$(202,695)	(31,801)	$(151,144)	(23,887)
1
Includes exchanges between share classes of the fund.
2
Class F-2 shares began investment operations on June 2, 2025.
3
Amount less than one thousand.
11. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $659,350,000 and $1,592,922,000, respectively, during the year ended June 30, 2025.

16	Emerging Markets Equities Fund

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimbursements[3,4]	Ratio of expenses to average net assets after reimburse- ments[2,3,4]	Ratio of net income (loss) to average net assets[2]
Class M:
6/30/2025	$6.74	$.10	$1.13	$1.23	$(.10 )	$—	$(.10 )	$7.87	18.55%	$444	.69%	.69%	1.42%
6/30/2024	6.67	.12	.05	.17	(.10 )	—	(.10 )	6.74	2.60	1,273.68		.68	1.79
6/30/2023	6.32	.12	.31	.43	(.08 )	—	(.08 )	6.67	6.96	1,429.70		.70	1.87
6/30/2022	10.33	.09	(3.17)	(3.08)	(.10 )	(.83 )	(.93 )	6.32	(31.89)	1,446.79		.76	1.07
6/30/2021	7.81	.11	3.03	3.14	(.08 )	(.54 )	(.62 )	10.33	41.33	2,222.87		.76	1.13
Class F-2:
6/30/2025[5,6]	7.43	.02	.38	.40	—	—	—	7.83	5.38 [7]	— [8]	.96 [9]	.96 [9]	3.89 [9]
Class F-3:
6/30/2025	6.71	.11	1.11	1.22	(.10 )	—	(.10 )	7.83	18.60	130.73		.73	1.51
6/30/2024	6.65	.12	.04	.16	(.10 )	—	(.10 )	6.71	2.42	100.71		.71	1.81
6/30/2023	6.30	.12	.31	.43	(.08 )	—	(.08 )	6.65	6.95	90.73		.73	1.91
6/30/2022	10.30	.08	(3.15)	(3.07)	(.10 )	(.83 )	(.93 )	6.30	(31.90)	57.83		.83	.93
6/30/2021	7.79	.10	3.03	3.13	(.08 )	(.54 )	(.62 )	10.30	41.27	105.89		.89	1.06
Class R-6:
6/30/2025	6.76	.12	1.12	1.24	(.10 )	—	(.10 )	7.90	18.61	— [8]	.74	.74	1.75
6/30/2024	6.70	.12	.04	.16	(.10 )	—	(.10 )	6.76	2.40	— [8]	.71	.71	1.82
6/30/2023	6.34	.12	.32	.44	(.08 )	—	(.08 )	6.70	7.06	— [8]	.74	.74	1.85
6/30/2022	10.38	.08	(3.18)	(3.10)	(.11 )	(.83 )	(.94 )	6.34	(32.00)	— [8]	.82	.82	.99
6/30/2021	7.79	.09	3.04	3.13	—	(.54 )	(.54 )	10.38	41.13	— [8]	1.00	.90	.99

	Year ended June 30,
	2025	2024	2023	2022	2021
Portfolio turnover rate for all share classes[10]	57%	34%	38%	37%	35%

[1]	Based on average shares outstanding.
[2]	This column reflects the impact of certain waivers and/or reimbursements from CIInc and/or AFS, if any.
[3]	This ratio does not include acquired fund fees and expenses.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Class F-2 shares began investment operations on June 2, 2025.
[7]	Not annualized.
[8]	Amount less than $1 million.
[9]	Annualized.
[10]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
Refer to the notes to financial statements.

17

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of Emerging Markets Equities Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Emerging Markets Equities Fund, Inc. (formerly Emerging Markets Growth Fund, Inc.) (the "Fund") as of June 30, 2025, the related statement of operations for the year ended June 30, 2025, the statements of changes in net assets for each of the two years in the period ended June 30, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended June 30, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Los Angeles, California
August 14, 2025
We have served as the auditor of one or more investment companies in The Capital Group group of investment companies since 1934.

18	Emerging Markets Equities Fund

Tax informationunaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended June 30, 2025:
Long-term capital gains	$51,292,000
Foreign taxes	$0.16 per share
Foreign source income	$0.37 per share
Qualified dividend income	100%
Section 163(j) interest dividends	$1,605,000
U.S. government income that may be exempt from state taxation	$1,152,000
Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

19

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

None
Remuneration paid to directors, officers and others

Refer to the directors’ deferred compensation disclosure in the notes to financial statements.
Approval of Investment Advisory and Service Agreement

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

20	Emerging Markets Equities Fund

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

None

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the directors' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable for the current reporting period due to the timing of the board’s approval of this agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Code of Ethics - See Item 2

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Equities Fund, Inc.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 05, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Donald H. Rolfe

Donald H. Rolfe,

Principal Executive Officer

Date: September 05, 2025

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: September 05, 2025